Financial instruments and risk management (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash	€ 266	€ 575	€ 214
Derivative financial liabilities	169	€ 181
QIND and al shola [member]
IfrsStatementLineItems [Line Items]
Cash	€ 131